Provisions (Tables)	6 Months Ended
Jun. 30, 2026
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Summary of Provisions

	Restructuring	Provisions related to other taxes	Other	Total
	€m	€m	€m	€m
Balance as of January 1, 2026	12.3	7.3	9.4	29.0
Additional provision in the period	13.8	—	1.8	15.6
Release of provision	(1.2)	—	(1.1)	(2.3)
Utilization of provision	(9.7)	—	(1.4)	(11.1)
Foreign exchange	—	—	0.1	0.1
Balance as of June 30, 2026	15.2	7.3	8.8	31.3

Analysis of total provisions:			June 30, 2026	December 31, 2025
Current			30.0	27.6
Non-current			1.3	1.4
Total			31.3	29.0